OTHER FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets And Liabilities

	As of December 31,
	2021	2020
Other financial assets
Current
Convertible notes	1,267	860
Foreign exchange forward contracts	758	492
Guarantee deposits	—	190
Others	32	35
TOTAL	2,057	1,577

Non-current
Convertible notes	2,608	306
Equity instruments	22,088	10,478
Interest rate SWAP	534	—
Guarantee deposits	—	4,363
Others	3	—
TOTAL	25,233	15,147

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26)	61,561	19,729
Foreign exchange forward contracts	1,498	93
TOTAL	63,059	19,822

Non-current
Other financial liabilities related to business combinations (note 26)	51,509	73,639
Put option on minority interest of Walmeric (note 26)	15,423	—
Interest rate SWAP	—	737
TOTAL	66,932	74,376